RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (Note 2):

(in thousands of $)	June 30, 2012	December 31, 2011
Amounts due from:
Frontline Charterers	29,749	8,356
Frontline	589	1,206
Seadrill	113	213
Total amount due from related parties	30,451	9,775
Loans to related parties - associated companies, long-term
SFL West Polaris	76,080	84,621
SFL Deepwater	172,695	189,563
Total loans to related parties - associated companies, long-term	248,775	274,184
Amounts due to:
Frontline Management	555	944
Bluelot	2,809	1,731
Corte Real	2,855	1,686
Deep Sea	152	-
Golar	127	53
Other related parties	206	7
Total amount due to related parties	6,704	4,421

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers and Deep Sea is as follows:

Payments (in millions of $)	6 months ended June 30, 2012	6 months ended June 30, 2011	Year ended December 31, 2011
Operating lease income	10.3	11.0	21.9
Direct financing lease interest income	30.0	50.1	97.8
Finance lease service revenue	33.1	35.7	70.0
Direct financing lease repayments	27.2	48.5	199.5